Stock-Based Compensation - Weighted Average Assumptions Utilized for Stock Option Grants (Detail) - MGM China Plan [Member] - Stock Options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility (as a percent)	43.00%	39.00%	46.00%
Expected term	5 years 9 months 18 days	7 years 10 months 24 days	8 years
Expected dividend yield (as a percent)	2.40%	1.60%	1.20%
Risk-free interest rate (as a percent)	1.30%	1.80%	1.70%
Weighted-average fair value of options granted (in dollars per share)	$ 0.55	$ 1.06	$ 1.39